Submission	Nov. 25, 2024
Submission [Line Items]
Central Index Key	0000707179
Registrant Name	OLD NATIONAL BANCORP /IN/
Registration File Number	333-272312
Form Type	S-3
Submission Type	424B4
Fee Exhibit Type	EX-FILING FEES